UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08649

                EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS – 1.79%

Hotels & Lodging — 1.79%
Starwood Hotels & Resorts Worldwide, Inc.	6,300	$401,499

Total Hotels & Lodging (Cost $347,355)		401,499

Total Common Stocks (Cost $347,355)		401,499

REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.04%

Apartments — 17.18%
American Campus Communities, Inc.	12,400	562,216
BRE Properties, Inc.	11,800	574,424
Equity Residential	24,900	1,370,994
Essex Property Trust, Inc.	5,200	783,016
Post Properties, Inc.	12,100	569,910

Total Apartments (Cost $3,473,172)		3,860,560

Healthcare — 13.40%
Health Care REIT, Inc.	16,800	1,140,888
Healthcare Realty Trust, Inc.	17,000	482,630
Ventas, Inc.	18,950	1,387,140

Total Healthcare (Cost $1,985,617)		3,010,658

Hotels & Lodging — 8.15%
Host Hotels & Resorts, Inc.	61,600	1,077,384
LaSalle Hotel Properties	16,700	423,846
Summit Hotel Properties, Inc.	31,500	329,805

Total Hotels & Lodging (Cost $1,668,614)		1,831,035

Industrials — 5.87%
EastGroup Properties, Inc.	7,300	424,860
Prologis, Inc.	22,339	893,113

Total Industrials (Cost $1,069,882)		1,317,973

Mixed — 1.79%
PS Business Parks, Inc.	5,100	402,492

Total Mixed (Cost $317,691)		402,492

Mortgage Banking — 3.24%
Apollo Commercial Real Estate Finance, Inc.	20,900	367,631
Colony Financial, Inc.	16,200	359,640

Total Mortgage Banking (Cost $642,062)		727,271

Office Property — 13.91%
Alexandria Real Estate Equities, Inc.	10,500	745,290
Boston Properties, Inc.	10,600	1,071,236
Douglas Emmett, Inc.	15,300	381,429
Kilroy Realty Corp.	9,000	471,600

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2013

(unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Office Property (Continued)
SL Green Realty Corp.	5,300	$456,383

Total Office Property (Cost $2,487,817)		3,125,938

Regional Malls — 17.71%
General Growth Properties, Inc.	42,200	838,936
Macerich Co. (The)	12,100	778,998
Simon Property Group, Inc.	9,800	1,553,888
Taubman Centers, Inc.	10,400	807,664

Total Regional Malls (Cost $2,046,072)		3,979,486

Self Storage — 4.24%
Extra Space Storage, Inc.	11,300	443,751
Sovran Self Storage, Inc.	7,900	509,471

Total Self Storage (Cost $935,256)		953,222

Shopping Centers — 8.76%
Excel Trust, Inc.	27,700	378,105
Federal Realty Investment Trust	4,800	518,592
Tanger Factory Outlet Centers	19,400	701,892
Urstadt Biddle Properties, Class A	17,000	369,920

Total Shopping Centers (Cost $1,643,277)		1,968,509

Timber — 1.79%
Plum Creek Timber Co., Inc.	7,700	401,940

Total Timber (Cost $323,116)		401,940

Total Real Estate Investment Trusts (REITS) (Cost $16,592,576)		21,579,084

SHORT TERM INVESTMENT (UNITED STATES) – 1.58%
BlackRock Liquidity Funds Treasury Trust Fund	355,075	355,075

Total Short Term Investment (United States) (Cost $355,075)		355,075

Total Investments — 99.41% (Cost $17,295,006)		22,335,658
Other Assets In Excess Of Liabilities — 0.59%		131,908

Net Assets — 100.00%		$22,467,566

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS – 64.76%

Germany — 1.08%
DIC Asset AG	800,718	$8,003,896

Total Germany (Cost $19,561,479)		8,003,896

Hong Kong — 24.36%
China Overseas Land & Investment, Ltd.	9,134,256	25,181,555
China Resources Land, Ltd.	3,300,000	9,225,061
Guangzhou R&F Properties Co., Ltd., H Shares	8,000,000	13,418,271
Hang Lung Properties, Ltd.	6,631,300	24,773,779
Hysan Development Co., Ltd.	5,334,918	26,940,733
Kerry Properties, Ltd.	5,541,025	24,590,928
Lifestyle International Holdings, Ltd.	9,652,800	21,413,223
Shangri-La Asia, Ltd.	7,183,492	14,066,135
Sun Hung Kai Properties, Ltd.	1,504,168	20,268,594

Total Hong Kong (Cost $140,975,533)		179,878,279

Japan — 20.45%
AEON Mall Co., Ltd.	616,340	18,751,769
Daiwa House Industry Co., Ltd.	1,025,000	19,980,613
Mitsubishi Estate Co., Ltd.	1,335,000	37,595,846
Mitsui Fudosan Co., Ltd.	1,240,800	35,219,818
Nomura Real Estate Holdings, Inc.	422,400	9,423,063
Sumitomo Realty & Development Co., Ltd.	775,000	30,008,764

Total Japan (Cost $99,748,657)		150,979,873

Singapore — 11.55%
CapitaLand, Ltd.	6,919,600	19,692,980
City Developments, Ltd.	2,350,100	21,467,032
Hongkong Land Holdings, Ltd.	3,044,200	22,557,522
Keppel Land, Ltd.	2,000,000	6,353,046
Wing Tai Holdings, Ltd.	9,924,960	15,243,317

Total Singapore (Cost $73,954,915)		85,313,897

Spain — 1.81%
Melia Hotels International, SA	1,973,475	13,407,447

Total Spain (Cost $29,313,242)		13,407,447

Sweden — 1.92%
Castellum AB	995,401	14,175,171

Total Sweden (Cost $10,528,688)		14,175,171

Thailand — 2.47%
Central Pattana Public Co., Ltd.	5,619,100	18,228,257

Total Thailand (Cost $3,598,582)		18,228,257

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

United Kingdom — 1.12%
Capital & Counties Properties plc	2,000,000	$8,274,963

Total United Kingdom (Cost $7,814,439)		8,274,963

Total Common Stocks (Cost $385,495,535)		478,261,783

REAL ESTATE INVESTMENT TRUSTS (REITS) – 29.93%

Australia — 9.27%
CFS Retail Property Trust	5,675,130	11,876,364
GPT Group	4,280,280	16,533,231
Mirvac Group	4,600,000	7,758,620
Stockland	5,749,940	21,850,824
Westfield Retail Trust	3,325,000	10,454,667

Total Australia (Cost $59,451,021)		68,473,706

France — 8.16%
ICADE	211,227	18,471,397
Klepierre	314,981	12,373,215
Unibail-Rodamco SE	126,117	29,374,274

Total France (Cost $52,880,120)		60,218,886

Italy — 0.52%
Immobiliare Grande Distribuzione	3,599,877	3,846,200

Total Italy (Cost $9,869,016)		3,846,200

Singapore — 0.36%
Mapletree Greater China Commercial Trust*	3,200,000	2,683,114

Total Singapore (Cost $2,428,406)		2,683,114

United Kingdom — 11.62%
Derwent London plc	585,160	19,133,980
Great Portland Estates plc	2,538,761	19,129,532
Hammerson plc	2,480,000	18,536,038
Land Securities Group plc	1,767,600	22,265,217
Shaftesbury plc	759,432	6,710,070

Total United Kingdom (Cost $67,048,506)		85,774,837

Total Real Estate Investment Trusts (REITS) (Cost $191,677,069)		220,996,743

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2013

(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 6.19%
BlackRock Liquidity Funds Treasury Trust Fund	45,693,201	$45,693,201

Total Short Term Investment (United States) (Cost $45,693,201)		45,693,201

Total Investments — 100.88% (Cost $622,865,805)		744,951,727
Liabilities In Excess Of Other Assets — (0.88)%		(6,519,523)

Net Assets — 100.00%		$738,432,204

*	Denotes non-income producing security.

Sector Diversification	%of Net Assets	Value
Real Estate	82.46%	$608,924,076
Consumer Cyclicals	12.23%	90,334,450
Short-Term Investment	6.19%	45,693,201

Total Investments	100.88%	744,951,727
Liabilities In Excess Of Other Assets	(0.88)%	(6,519,523)

Net Assets	100.00%	$738,432,204

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS – 34.63%

Germany — 0.12%
DIC Asset AG	113,066	$1,130,196

Total Germany (Cost $2,421,252)		1,130,196

Hong Kong — 13.46%
China Overseas Land & Investment, Ltd.	6,265,168	17,271,978
China Resources Land, Ltd.	3,122,000	8,727,467
Guangzhou R&F Properties Co., Ltd., H Shares	4,500,000	7,547,777
Hang Lung Properties, Ltd.	5,124,900	19,146,041
Hysan Development Co., Ltd.	4,039,736	20,400,210
Kerry Properties, Ltd.	3,884,123	17,237,639
Lifestyle International Holdings, Ltd.	6,921,400	15,354,041
Shangri-La Asia, Ltd.	6,187,950	12,116,745
Sun Hung Kai Properties, Ltd.	845,512	11,393,235

Total Hong Kong (Cost $114,773,171)		129,195,133

Japan — 9.65%
AEON Mall Co., Ltd.	562,600	17,116,762
Daiwa House Industry Co., Ltd.	945,000	18,421,150
Mitsubishi Estate Co., Ltd.	803,500	22,627,912
Mitsui Fudosan Co., Ltd.	995,000	28,242,843
Sumitomo Realty & Development Co., Ltd.	160,000	6,195,358

Total Japan (Cost $63,635,541)		92,604,025

Singapore — 6.26%
CapitaLand, Ltd.	5,381,050	15,314,312
City Developments, Ltd.	1,853,300	16,929,003
Hongkong Land Holdings, Ltd.	2,800,000	20,748,000
Keppel Land, Ltd.	1,500,000	4,764,784
Wing Tai Holdings, Ltd.	1,520,498	2,335,267

Total Singapore (Cost $49,791,780)		60,091,366

Spain — 0.65%
Melia Hotels International, SA	921,500	6,260,511

Total Spain (Cost $8,853,676)		6,260,511

Sweden — 1.33%
Castellum AB	901,000	12,830,838

Total Sweden (Cost $11,261,519)		12,830,838

Thailand — 1.76%
Central Pattana Public Co., Ltd.	5,202,500	16,876,814

Total Thailand (Cost $4,179,225)		16,876,814

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2013

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States — 1.40%
Starwood Hotels & Resorts Worldwide, Inc.	210,900	$13,440,657

Total United States (Cost $11,855,524)		13,440,657

Total Common Stocks (Cost $266,771,688)		332,429,540

REAL ESTATE INVESTMENT TRUSTS (REITS) – 58.62%

Australia — 2.72%
CFS Retail Property Trust	2,350,000	4,917,853
GPT Group	2,250,000	8,690,966
Stockland	3,276,960	12,453,047

Total Australia (Cost $22,409,989)		26,061,866

Canada — 3.12%
Boardwalk Real Estate Investment Trust	48,500	2,983,477
RioCan Real Estate Investment Trust	986,499	26,996,773

Total Canada (Cost $28,063,976)		29,980,250

France — 4.63%
ICADE	185,350	16,208,503
Klepierre	196,446	7,716,874
Unibail-Rodamco SE	88,150	20,531,271

Total France (Cost $39,986,710)		44,456,648

Italy — 0.05%
Immobiliare Grande Distribuzione	403,564	431,178

Total Italy (Cost $941,327)		431,178

United Kingdom — 5.74%
Derwent London plc	425,000	13,896,954
Great Portland Estates plc	1,763,909	13,291,032
Hammerson plc	1,630,000	12,182,961
Land Securities Group plc	880,000	11,084,743
Shaftesbury plc	523,800	4,628,110

Total United Kingdom (Cost $43,762,748)		55,083,800

United States — 42.36%
Alexandria Real Estate Equities, Inc.	247,000	17,532,060
American Campus Communities, Inc.	417,100	18,911,314
Boston Properties, Inc.	236,900	23,941,114
BRE Properties, Inc.	112,300	5,466,764
DDR Corp.	419,168	7,301,907
Douglas Emmett, Inc.	366,400	9,134,352
Equity Residential	601,100	33,096,566
Essex Property Trust, Inc.	172,000	25,899,760
Federal Realty Investment Trust	156,800	16,940,672
Health Care REIT, Inc.	487,000	33,072,170

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2013

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Host Hotels & Resorts, Inc.	1,415,929	$24,764,598
Kilroy Realty Corp.	263,000	13,781,200
LaSalle Hotel Properties	212,000	5,380,560
Macerich Co. (The)	162,000	10,429,560
Plum Creek Timber Co., Inc.	202,700	10,580,940
Prologis, Inc.	856,607	34,247,148
Public Storage, Inc.	85,700	13,053,824
Simon Property Group, Inc.	312,357	49,527,326
Taubman Centers, Inc.	259,495	20,152,382
UDR, Inc.	308,100	7,452,939
Ventas, Inc.	354,800	25,971,360

Total United States (Cost $334,689,415)		406,638,516

Total Real Estate Investment Trusts (REITS) (Cost $469,854,165)		562,652,258

SHORT TERM INVESTMENT (UNITED STATES) – 6.34%
BlackRock Liquidity Funds Treasury Trust Fund	60,871,302	60,871,302

Total Short Term Investment (United States) (Cost $60,871,302)		60,871,302

Total Investments — 99.59% (Cost $797,497,155)		955,953,100
Other Assets In Excess Of Liabilities — 0.41%		3,962,140

Net Assets — 100.00%		$959,915,240

Sector Diversification	% of Net Assets	Value
Real Estate	84.65%	$812,559,691
Consumer Cyclicals	8.60%	82,522,107
Short-Term Investment	6.34%	60,871,302

Total Investments	99.59%	955,953,100
Other Assets In Excess Of Liabilities	0.41%	3,962,140

Net Assets	100.00%	$959,915,240

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

March 31, 2013

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

—    Level 1 — quoted prices in active markets for identical investments

—    Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—    Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2013

(unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2013:

E.I.I. REALTY SECURITIES FUND	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$22,335,658	$22,335,658	$—	$—

Total	$22,335,658	$22,335,658	$—	$—

E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$744,951,727	$744,951,727	$—	$—

Total	$744,951,727	$744,951,727	$—	$—

E.I.I. GLOBAL PROPERTY FUND	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$955,953,100	$955,953,100	$—	$—

Total	$955,953,100	$955,953,100	$—	$—

* See Schedule of Investments for geographic and industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value heirarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $460,630,731 and $268,532,238 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2013

(unaudited)

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2013 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$17,295,006	$5,141,240	$(100,588)	$5,040,652
E.I.I. International Property Fund	622,865,805	167,687,596	(45,601,674)	122,085,922
E.I.I. Global Property Fund	797,497,155	168,102,521	(9,646,576)	158,455,945

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date    5/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date    5/20/13

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Vice President and Treasurer
(principal financial officer)

Date    5/16/13

*   Print the name and title of each signing officer under his or her signature.